Income Tax	12 Months Ended
Dec. 31, 2024
Income Tax
Income Tax

Note 16 – Income Tax

A.	Corporate tax rate

The tax rate relevant to the Company in the years 2022 to 2024: 23%

B.	Benefits under the Law for the Encouragement of Industry (Taxes)
a.	The Company and some of its subsidiaries qualify as “Industrial Companies” as defined in the Law for the Encouragement of Industry (Taxes) – 1969, and accordingly they are entitled to benefits, of which the most significant are, under limited conditions, the possibility of submitting consolidated tax returns with related Israeli companies and amortization in three equal annual portions of issuance expenses when registering shares for trading as from the date the shares of the company were registered.
b.	The Company and certain subsidiaries are submitting a consolidated tax return to the tax authorities in accordance with the Law for the Encouragement of Industry (Taxes) – 1969. As a result, the companies are, inter alia, entitled to offset their losses from the taxable income of other companies, subject to compliance with certain conditions.
C.	Description of the implications of the tax laws applicable to affiliated companies incorporated outside of Israel

The Group companies operating outside of Israel are subject to the tax laws applicable in the countries of residence and the activity of those companies. The tax rates applicable to material companies outside of Israel are:

Companies incorporated in Switzerland (varies from canton to canton) - tax rate of approximately 12% (the relevant canton).

Company incorporated in UK - tax rate of 19% until March 31, 2023 and 25% from April 1, 2023, onward.

Companies incorporated in Netherlands - tax rate of 19% for taxable income up to Euro 200 thousand and tax rate of approximately 25% for taxable income above Euro 200 thousand.

Companies incorporated in U.S. – Federal tax rate of 21%.

Companies incorporated in Germany – Corporate tax rate of 15.8%.

D.	Composition of income tax expenses (income)

	Year ended December 31
	2022	2023	2024
Current tax expenses	845	73	397
Deferred tax income	(581)	(11)	—
Income tax expenses	264	62	397

E.	Deferred tax assets and liabilities

Deferred taxes are calculated according to the tax rate anticipated to be in effect on the date of reversal as stated above.

The movement in deferred tax assets and liabilities is attributable to the following items:

				Total
	Intangible			deferred
	assets and	Employee		tax asset
	inventories	benefits	Other	(liability)
Balance of deferred tax asset (liability) as of January 1, 2023	(33)	148	—	115
Changes recognized in profit or loss	33	(22)	—	11
Changes recognized in other comprehensive income	—	(126)	(75)	(201)
Balance of deferred tax liability as of December 31, 2023	—	—	(75)	(75)

				Total
	Intangible			deferred
	assets and	Employee		tax asset
	inventories	benefits	Other	(liability)
Balance of deferred tax liability as of January 1, 2024	—	—	(75)	(75)
Changes recognized in other comprehensive income	—	—	75	75
Balance of net deferred tax asset (liability) as of December 31, 2024	—	—	—	—

F.	Theoretical tax

The main reconciliation between the theoretical tax on the pre-tax profit and the tax expense derives from temporary differences and tax losses for which deferred taxes are not created.

G.	Tax assessments

The Israeli entities have final tax assessments until and including the 2019 tax year.

H.	Accumulated losses for tax purposes and other deductible temporary differences

As of December 31, 2024, the Group has a net operating loss for tax purposes of approximately $411,665, most of which originated in the Israeli companies. The Group also has capital loss for tax purposes of approximately $87,573.

As of December 31, 2024, the Group has deductible temporary differences in the amount of approximately $6,975, mainly relating to share-based payment expenses, revaluation of financial assets and liabilities and research and development expenses which are deductible over a period of three years for tax purposes.

The Group has not recognized a tax asset for the aforesaid losses and deductible temporary differences, due to the uncertainty regarding the ability to utilize those losses and deductible of temporary differences in the future.

I.	Income Tax Regulations (Rules on Bookkeeping by Foreign Invested Companies and Certain Partnerships and Determination of their Taxable Income), 1986.

As a “Foreign investment company” (as defined in the Israeli Law for the Encouragement of Capital Investments-1959), the Company’s management has elected to apply Income Tax Regulations (Rules for Maintaining Accounting Records of Foreign Invested Companies and Certain Partnerships and Determining Their Taxable Income) – 1986, from January 2018. Accordingly, its taxable income or loss is calculated in USD.

J.	During 2022, the Company completed a merger of two of its subsidiaries, that are located in Israel. NanoFabrica and DeepCube were merged into Nano Tech. The merger was approved by the Israeli tax authorities.